Cover	Sep. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2021
Entity File Number	001-32358
Entity Registrant Name	SPOK HOLDINGS, INC.
Entity Central Index Key	0001289945
Entity Tax Identification Number	16-1694797
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5911 Kingstowne Village Parkway
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Alexandria
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22315
City Area Code	800
Local Phone Number	611-8488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPOK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false